Share-based Compensation - Schedule of share-based compensation stock RSUs Award Activities (Detail) - Restricted share units [Member] shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs - Beginning balance | shares	0
Number of RSUs - Granted | shares	411
Number of RSUs - Vested | shares	(1)
Number of RSUs - Forfeited | shares	(39)
Number of RSUs - Ending balance | shares	371
Weighted average grant date fair value - Beginning balance | $ / shares	$ 0
Weighted average grant date fair value - Granted | $ / shares	5.96
Weighted average grant date fair value - Vested | $ / shares	4.06
Weighted average grant date fair value - Forfeited | $ / shares	5.97
Weighted average grant date fair value - Ending balance | $ / shares	$ 5.96